Share based compensation - Number of shares warrants give right to for Plan 2016 (Details) - shares					12 Months Ended
	Aug. 08, 2022	Jun. 08, 2022	May 14, 2022	Feb. 21, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share based payment arrangement
Granted	75,000	175,000	72,500	219,000
Forfeited/Cancelled				5,000
Exercised						(80,500)
2016 plan
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1					52,500	217,500
Exercised					(25,000)	(165,000)
Outstanding at December 31					27,500	52,500
Exercisable at December 31					27,500	52,500